Accounts Receivable (Tables)	6 Months Ended
Mar. 31, 2023
Accounts Receivable [Abstract]
Schedule of accounts receivable
	March 31,	September 30,
	2023	2022
	(Unaudited)
Accounts receivable, gross	$4,735,419	$6,303,689
Less: allowance for doubtful accounts	(86,719)	(33,184)
Accounts receivable, net	$4,648,700	$6,270,505

Schedule of an aged analysis of accounts receivables
	As of March 31, 2023
	Accounts	Allowance	Accounts
	receivable,	for doubtful	receivable,
	Gross	accounts	Net
	(Unaudited)	(Unaudited)	(Unaudited)
Within 90 days	$3,708,339	$-	$3,708,339
91-180 days	636,974	-	636,974
181-365 days	150,616	(7,531)	143,085
Greater than 1 year	239,490	(79,188)	160,302
Accounts receivable, net	$4,735,419	$(86,719)	$4,648,700

Schedule of changes of allowance for doubtful accounts
	As of	As of
	March 31,	September 30,
	2023	2022
	(Unaudited)
Beginning balance	$33,184	$94,166
Additional reserve through bad debt expense	53,535	-
Bad debt write-off	-	(60,982)
Ending balance	$86,719	$33,184